Vanguard Variable Insurance Funds—Growth Portfolio
Supplement to the Prospectus and Summary Prospectus
Important Changes to Vanguard Variable Insurance Funds—Growth Portfolio (the Portfolio)

Effective December 11, 2024, Clark R. Shields has been added as a co-portfolio manager of the Portfolio. As part of a multi-year succession plan, Andrew J. Shilling will step down as portfolio manager of the Portfolio in December 2025. At that time, Mr. Shields will remain as the Portfolio’s sole portfolio manager.
The Portfolio’s investment objective, strategies, and policies remain unchanged.
Prospectus and Summary Prospectus Text Changes
The following is added under the heading “Investment Advisor” in the Portfolio Summary section:
Clark R. Shields, Senior Managing Director and Equity Portfolio Manager of Wellington Management. He has co-managed the Portfolio since December 2024.
Prospectus Text Changes
The following is added under the heading “Investment Advisor” in the More on the Portfolio section:
Clark R. Shields, Senior Managing Director and Equity Portfolio Manager of Wellington Management. He has worked in investment management since 1998, has been with Wellington Management since 2015, and has co-managed the Portfolio since December 2024. Education: B.S., Washington and Lee University; M.B.A., Harvard Business School.

© 2024 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 109A 122024

Vanguard Variable Insurance Funds

Supplement to the Statement of Additional Information
Important Changes to Vanguard Variable Insurance Funds—Growth Portfolio (the Portfolio)
Effective December 11, 2024, Clark R. Shields has been added as a co-portfolio manager of the Portfolio. As part of a multi-year succession plan, Andrew J. Shilling will step down as portfolio manager of the Portfolio in December 2025. At that time, Mr. Shields will remain as the Portfolio’s sole portfolio manager.
The Portfolio’s investment objective, strategies, and policies remain unchanged.
Statement of Additional Information Text Changes
In the Investment Advisory and Other Services section, the following text and table are added under the subheading
“1. Other Accounts Managed” on page B-66:
Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
Clark R. Shields[1]	Registered investment companies[2]	4	$49B	2	$47B
	Other pooled investment vehicles	1	$1.9B	0	$0
	Other accounts	2	$2.3B	0	$0
1 Mr. Shields began co-managing the Portfolio on December 11, 2024.
2 Information provided as of October 31, 2024, and includes Vanguard U.S. Growth Fund and Vanguard Variable Insurance Funds Growth Portfolio, which collectively held assets of $47 billion as of October 31, 2024.
© 2024 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 064B 122024